Investments in and Advances to Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2012
Investments in and Advances to Affiliated Companies

At March 31, 2012 and 2011, investments in and advances to affiliated companies comprised the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Investments in capital stock	¥19,737	¥23,206	$240,695
Advances	828	1,909	10,098

Total	¥20,565	¥25,115	$250,793

Summarized Financial Information for Affiliated Companies

Summarized financial information for affiliated companies at March 31, 2012 and 2011, and for the years ended March 31, 2012, 2011 and 2010, is as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Current assets	¥108,919	¥118,206	$1,328,280
Net property, plant and equipment – less accumulated depreciation and amortization	38,415	40,068	468,476
Investments and other assets	33,291	27,672	405,988

Total assets	¥180,625	¥185,946	$2,202,744

Current liabilities	¥85,235	¥87,471	$1,039,451
Noncurrent liabilities	43,238	38,923	527,293
Equity	52,152	59,552	636,000

Total liabilities and equity	¥180,625	¥185,946	$2,202,744

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Net sales	¥196,328	¥208,959	¥168,418	$2,394,244

Net income	¥3,351	¥5,602	¥3,229	$40,866